Restatement of the Consolidated Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Restatement of the Consolidated Financial Statements

Note 2 - Restatement of the Consolidated Financial Statements

The purpose of restatement is to correct errors in the Company’s previously issued financial statements for the period ended June 30, 2018 in connection with the accounting for digital currencies as intangible assets with indefinite lives and record such digital currencies at cost less impairment, if any. Management determined that the Company’s digital currencies for the three and six months ended June 30, 2018 were accounted for in error and were overstated by approximately $43,000.

The originally filed accounting policy regarding digital currencies transactions and remeasurement stated that:

“The Company accounts for digital currencies, which it considers to be an operating asset, at their initial cost and subsequently remeasures the carrying amounts of digital currencies it owns at each reporting date based on their current fair value. The changes in the fair value of digital currencies are included as a component of income or loss from operations. The Company currently classifies digital currencies as a current asset. Digital currencies are considered a crypto-currency and the Company receives deposits in various kinds of digital currencies including but not limited to bitcoins, litecoins and dogecoins from customer trade transactions.

The Company obtains the equivalency rate of bitcoins to USD from various exchanges including, Bitstamp and Coinbase. The equivalency rate obtained from these sources represents a generally well recognized quoted price in an active market for bitcoins, which market and related database are accessible to the Company on an ongoing basis.”

The updated accounting policy regarding digital currencies transactions and remeasurement state that:

“Digital currencies are included in current assets in the consolidated balance sheets. Digital currencies are recorded at cost less impairment.

An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value. In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Company concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset that is amortized over the remaining useful life of that asset, if any. Subsequent reversal of impairment losses is not permitted.

Realized gain (loss) on sale of digital currencies is included in other income (expense) in the consolidated statements of operations.”

The effect of the restatement on the Company’s consolidated balance sheet as of June 30, 2018 are as follows:

	June 30, 2018
	As Previously Reported	Restatement Adjustment	As Restated
Digital currencies	$139,655	$(42,945)	$96,710
Total current assets	240,428	(42,945)	197,483
Total Assets	243,816	(42,945)	200,871
Accumulated deficit	(114,855,450)	(42,945)	(114,898,395)
Total stockholders’ equity	174,749	(42,945)	131,804
Total Liabilities and stockholders’ equity	243,816	(42,945)	200,871

The effect of the restatement on the Company’s consolidated statement of operations for the three and six months ended June 30, 2018 are as follows:

	For the three months ended June 30, 2018
	As Previously Reported	Restatement Adjustment	As Restated
Total operating expenses	235,616	(2)	235,614
Net loss from operations	(235,616)	2	(235,614)
Revaluation of digital currencies	(12,419)	12,419	-
Realized gain on sale of digital currencies	11,265	7,661	18,926
Total other expenses (income)	(1,154)	20,080	18,926
Net loss	(236,770)	20,082	(216,688)
Basic and Diluted Loss per Share	(0.00)	-	(0.00)
Basic and Diluted Shares	371,326,525	-	371,326,525

	For the six months ended June 30, 2018
	As Previously Reported	Restatement Adjustment	As Restated
Total operating expenses	492,762	-	492,762
Net loss from operations	(492,762)	-	(492,762)
Revaluation of digital currencies	(193,235)	193,235	-
Realized gain (loss) on sale of digital currencies	(51,914)	163,053	111,139
Total other expenses (income)	(245,149)	356,288	111,139
Net loss	(737,911)	356,288	(381,623)
Basic and Diluted Loss per Share	(0.00)	-	(0.00)
Basic and Diluted Shares	369,781,431	-	369,781,431

The effect of the restatement on the Company’s consolidated statement of cash flows for the six months ended June 30, 2018 are as follows:

	For the six months ended June 30, 2018
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	$(737,911)	$356,288	$(381,623)
Change in fair value of digital currencies	193,235	(193,235)	-
Realized loss (gain) on sale of digital currencies	51,914	(163,053)	(111,139)
Net cash used in operating activities	(499,844)	231,548	(268,296)
Net cash provided by investing activities	231,548	(231,548)	-

The impacts of the restatement has been reflected throughout these financial statements, including the applicable footnotes, as appropriate

Note 2 - Restatement of the Consolidated Financial Statements

The purpose of restatement is to correct errors in the Company’s previously issued financial statements for the period ended December 31, 2017 in connection with the accounting for digital currencies as intangible assets with indefinite lives and record such digital currencies at cost less impairment, if any. Management determined that the Company’s digital currencies as of December 31, 2017 were accounted for in error and were overstated by approximately $399,000.

The originally filed accounting policy regarding digital currencies transactions and remeasurement stated that:

“The Company accounts for digital currencies, which it considers to be an operating asset, at their initial cost and subsequently remeasures the carrying amounts of digital currencies it owns at each reporting date based on their current fair value. The changes in the fair value of digital currencies are included as a component of income or loss from operations. The Company currently classifies digital currencies as a current asset. Digital currencies are considered a crypto-currency and the Company receives deposits in various kinds of digital currencies including but not limited to bitcoins, litecoins and dogecoins from customer trade transactions.

The Company obtains the equivalency rate of bitcoins to USD from various exchanges including, Bitstamp and Coinbase. The equivalency rate obtained from these sources represents a generally well recognized quoted price in an active market for bitcoins, which market and related database are accessible to the Company on an ongoing basis.”

The updated accounting policy regarding digital currencies transactions and remeasurement state that:

“Digital currencies are included in current assets in the consolidated balance sheets. Digital currencies are recorded at cost less impairment.

An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value. In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Company concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset that is amortized over the remaining useful life of that asset, if any. Subsequent reversal of impairment losses is not permitted.

Realized gain (loss) on sale of digital currencies is included in other income (expense) in the consolidated statements of operations.”

The effect of the restatement on the Company’s consolidated balance sheet as of December 31, 2017 are as follows:

	December 31, 2017
	As Previously Reported	Restatement Adjustment	As Restated
Digital currencies	$616,352	$(399,233)	$217,119
Total current assets	987,422	(399,233)	588,189
Total Assets	988,657	(399,233)	589,424
Accumulated deficit	(114,117,539)	(399,233)	(114,516,772)
Total stockholders’ equity	912,660	(399,233)	513,427
Total Liabilities and stockholders’ equity	988,657	(399,233)	589,424

The effect of the restatement on the Company’s consolidated statement of operations for the year ended December 31, 2017 are as follows:

	For the years ended December 31, 2017
	As Previously Reported	Restatement Adjustment	As Restated
Gross profit	$709,266	$(704,946)	$4,320
Revaluation of digital currencies	704,946	(704,946)	-
Net loss from operations	(864,827)	(704,946)	(1,569,773)
Realized gain on sale of digital currencies	-	299,092	299,092
Other income	33,022	6,621	39,643
Total other expenses	(44,200,509)	305,713	(43,894,796)
Net loss	(45,065,336)	(399,233)	(45,464,569)
Basic and Diluted Loss per Share	(0.36)	(0.01)	(0.37)
Basic and Diluted Shares	123,548,858	-	123,548,858

The effect of the restatement on the Company’s consolidated statement of stockholders’ equity (deficit) as of December 31, 2017 are as follows:

	December 31, 2017
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	(45,065,336)	(399,233)	(45,464,569)
Total stockholders’ equity	912,660	(399,233)	513,427

The effect of the restatement on the Company’s consolidated statement of cash flows for the year ended December 31, 2017 are as follows:

	For the years ended December 31, 2017
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	$(45,065,336)	$(399,233)	$(45,464,569)
Change in fair value of digital currencies	(704,946)	704,946	-
Realized gain on sale of digital currencies	-	(299,092)	(299,092)
Proceeds from sale of digital currencies	-	332,172	332,172
Decrease in Digital Currencies	338,793	(338,793)	-
Net cash used in operating activities	(1,488,254)	-	(1,488,254)

There was no impact to net cash used in investing activities or net cash used in financing activities within our consolidated statement of cash flows nor was there an impact on the net decrease in cash resulting from restatement.

The impacts of the restatement has been reflected throughout these financial statements, including the applicable footnotes, as appropriate